SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Assumptions Used

The weighted average assumptions for the years ended December 31, 2012, 2011, and 2010 are noted in the following table:

	2012	2011	2010
Expected life (years)	6.2	6.2	6.1
Expected volatility	41.9%	40.0%	43.3%
Expected dividend yield	1.01%	1.04%	0.19%
Risk-free interest rate	2.11%	3.36%	3.75%
Weighted-average fair value per option	$19.91	$20.83	$16.73

Summary of Stock Options and Stock-Settled SARS Activity

A summary of stock options and stock-settled SARS activity for the year ended December 31, 2012 is presented below:

Options and Stock-Settled SARS Activity:(1)	Number of Units	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	3,305,399	$42.71
Granted	470,809	50.33
Exercised	(1,033,941)	36.81
Forfeited	(69,537)	47.47

Outstanding at December 31, 2012	2,672,730	$46.22	5.7	$60.4

Exercisable at December 31, 2012	1,849,254	$45.22	4.5	$43.7

(1)	Options and stock-settled SARS in the table above include awards to all recipients, including those who are part of discontinued businesses.

Summary of Non-Vested Stock and Non-Vested Stock Units

A summary of non-vested stock and non-vested stock units for the year ended December 31, 2012 is presented below:

Non-vested Stock and Stock Units:(1)	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Nonvested at January 1, 2012	180,930	$40.40
Granted	77,822	50.79
Vested	(45,463)	18.67
Forfeited	(9,432)	46.84

Nonvested at December 31, 2012	203,857	$47.75

(1)	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.